Segment Information (Primary segment)	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Segment Information (Primary segment)	Segment information (Primary segment)
For Group management purposes, the primary level of segmentation, which is based on the Group's management structure, comprises five reportable segments: four operating areas plus the Corporate Center. The operating areas are: Europe, South America, North America and Santander Global Platform.
Following is the breakdown of revenue that is deemed to be recognised under Dividend income, Commission income, Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net, Other operating income and Income from assets under insurance and reinsurance contracts in the accompanying consolidated income statements for the first six months ended 30 June 2020 and 2019.
This financial information (“underlying basis”) is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the first six months ended 30 June 2020 and 2019:

	Million euros
	Revenue from ordinary activities		Profit		Profit before taxes
Segment	30-06-2020	30-06-2019	30-06-2020	30-06-2019	30-06-2020	30-06-2019
Europe	13,912	16,190	1,075	2,354	1,748	3,549
North America	8,293	8,768	617	889	883	1,594
South America	12,893	14,420	1,383	1,961	2,465	3,661
Santander Global Platform	95	61	(41)	(51)	(67)	(70)
Corporate Centre	175	(101)	(1,126)	(1,108)	(1,188)	(1,155)
Underlying Profit	35,368	39,338	1,908	4,045	3,841	7,579
Adjustments	—	—	(12,706)	(814)	(10,251)	(1,048)
Statutory Profit	35,368	39,338	(10,798)	3,231	(6,410)	6,531
Explanation of adjustments:
In the first six months of 2020, an adjustment to goodwill arising from the Group´s acquisitions of EUR -10,100 million is included together with the valuation of tax assets adjustment of EUR -2,500 million, as well as restructuring and other costs of EUR -106 million: EUR -55 million in the United Kingdom, EUR -28 million in Santander Consumer Finance, EUR -10 million in Poland and EUR -13 million in Other Europe.
In the first six months of 2019, the capital gains obtained from the sale of 51% of our stake in the Argentine company Prisma Medios de Pago S.A. were accounted for and the revaluation of the remaining 49%, EUR 150 million), capital losses related to the sale of real estate assets in Spain, EUR -180 million, and restructuring costs in the United Kingdom, Poland and Spain, EUR -704 million and EUR -80 million impact in PPI contributions in the United Kingdom.